Note 2 - Cash Equivalents - Schedule of Cash Equivalents and Short Term Investments (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total cash and cash equivalents	€ 20,886	€ 19,464	€ 20,004	€ 21,989
Short term investments
Total cash and cash equivalents, and short term investments	€ 20,886	€ 19,464